Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Intangible lease assets of the Company consist of the following as of December 31, 2012 and 2011 (amounts in thousands):

	December 31,
	2012	2011
In-place leases, gross	$210,959	$21,777
Accumulated amortization on in-place leases	(11,183)	(3,282)
In-place leases, net of accumulated amortization	199,776	18,495

Above market leases, gross	1,264	—
Accumulated amortization on above market leases	(116)	—
Above market leases, net of accumulated amortization	1,148	—
Total intangible lease assets, net	$200,924	$18,495

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table provides the weighted-average amortization period as of December 31, 2012 for intangible lease assets and the projected amortization expense and adjustments of rental income for the next five years of the Company (amounts in thousands):

	Weighted-Average Amortization Period in Years	2013	2014	2015	2016	2017
In-place leases:
Total to be included in amortization expense	11.9	$19,265	$19,234	$18,855	$18,586	$18,049
Above market leases:
Total to be included in rental income	5.0	$252	$252	$252	$252	$122
Total intangible lease assets	11.9